Revenue from contracts with customer by geographical segment (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		€ 92,859	€ 47,050
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		29,552	31,772
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		(30,830)	13,429
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		956	1,849
COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		93,181
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		6,683	2,006
Canada [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		6,683	2,006
United States [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		(31,442)	29,370
United States [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		4,632	23,589
United States [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		(36,073)	5,781
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		95,931
United Kingdom [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		5,523	901
United Kingdom [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		1,025
United Kingdom [member] | COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			89,383
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			901
Austria [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		6,154	1,114
Austria [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		3,744	1,074
Austria [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		2,410
Austria [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			40
Nordics [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	[1]	2,535	15
Nordics [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	[1]	2,535
Nordics [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	[1]		15
Germany [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		2,197	7,131
Germany [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		2,177	3,006
Germany [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		20	4,126
Other Europe [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		5,476	4,182
Other Europe [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		4,119	1,181
Other Europe [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		1,357	3,001
Other markets [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		5,325	2,330
Other markets [member] | Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		139	15
Other markets [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		431	466
Other markets [member] | Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		956	€ 1,849
Other markets [member] | COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		€ 3,798

[1]	Includes Denmark, Finland, Norway and Sweden